July 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          FPA Funds Trust (“Registrant”)

1933 Act File No. 33-79858

1940 Act File No. 811-8544

Dear Sir/Madam:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated June 22, 2017 to the Prospectus dated April 30, 2017 for the FPA International Value Fund as filed electronically via EDGAR with the Securities and Exchange Commission on June 22, 2017 (Accession Number: 0001104659-17-040957).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

Enclosures

cc:   J. Richard Atwood